Principal Accounting Policies - Property and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2021
Electronic equipment
Property, Plant and Equipment [Line Items]
Property equipment, useful life	3 years
Furniture, computers and office equipment
Property, Plant and Equipment [Line Items]
Property equipment, useful life	3 years
Network equipment
Property, Plant and Equipment [Line Items]
Property equipment, useful life	3 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, equipment estimated useful ife	Shorter of the lease term or the estimated useful life
Software Development [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, equipment estimated useful ife	5
Software Development [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, equipment estimated useful ife	3